STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss			$ (47,576,985)	$ (29,170,736)		$ (35,532,791)	$ (15,279,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	$ 8,137	$ 8,668	24,376	28,733		36,634	52,545
Unit-based compensation expense			38,486	99,365		99,365	17,395
Amortization of debt issuance cost			444	111,962
Change in fair value of derivative liabilities			1,104,939	1,605,819		(649,244)	281,845
Change in fair value of warrant liabilities	17,452,684	2,638,645	30,931,345	14,120,580		16,371,612	1,873,658
Change in operating assets and liabilities:
R&D tax credit receivable			82,170	91,560		122,013	119,735
Prepaid and other current assets			(240,439)	(111,845)		(211,971)	(1,413)
Inventory			(770,256)	0		(249,844)
Long term assets			(36,333)	0
Accounts payable			776,975	1,354,982		1,031,988	42,654
Accrued liabilities			(36,523)	(25,616)		1,815,775	(29,371)
Accrued compensation			59,494	(279,079)		(390,730)	(462,604)
Accrued federal tax liability, penalties and interest			732,919	718,252		786,468	952,190
Interest payable			3,676,348	2,601,594		3,595,142	3,207,417
Interest payable to related parties			5,251,784	4,645,303		6,435,287	5,323,309
Deferred revenue			208,062	0		1,023,007
Payable to related parties			627,814	114,097		134,169	82,051
Net cash used in operating activities			(5,145,379)	(4,095,029)		(5,433,935)	(3,679,014)
INVESTING ACTIVITIES
Purchases of property, plant and equipment			(1,100)	0		(5,233)	(53,932)
Net cash used in investing activities			(1,100)	0		(5,233)	(53,932)
FINANCING ACTIVITIES
Proceeds from loans			5,018,940	4,070,110		6,216,732	3,855,000
Loan origination fees			(20,000)	0
Principal payments on finance lease liabilities			0	(6,650)		(6,651)	(12,519)
Repayment of loans			0	(15,150)		(520,688)	(26,855)
Adjustment to shareholder receivables			(4,113)	(11,067)		(10,116)	(5,715)
Net cash provided by financing activities			4,994,827	4,037,243		5,679,277	3,809,911
Net decrease in cash during period			(151,652)	(57,786)		240,109	76,965
Cash, beginning of period			333,084	92,975	$ 35,189	92,975	16,010
Cash, end of period	$ 181,432	$ 35,189	181,432	35,189	$ 181,432	333,084	92,975
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Conversion of interest payable to debt			0	2,164,743		$ 2,661,100	$ (88,000)
349,871 series B units transfer from NACS to Taylor Freres			$ 38,486	$ 0